Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Cash flows from operating activities
Net income (loss) | ¥		¥ (33,551)	¥ 52,023	¥ 63,617
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation | ¥		1,998	1,122	604
Amortization of intangible assets | ¥		370	620	1,261
Provision on uncertain tax liability | ¥			600
Investment income | ¥		(1,499)	(172)	(5,144)
Interest income | ¥		(2,893)	(1,048)	(3,640)
Interest expense | ¥			1,048
Gain on purchase of subsidiary | ¥			(14)
Net foreign exchange gain | ¥			(2,416)
Allowance for deferred tax assets | ¥		2,160	929
Amortization of right-of-use assets | ¥		6,749
Bad debt provision | ¥		6,892
Changes in operating assets and liabilities:
Accounts receivable | ¥		(18,937)	2,990	(7,640)
Other receivables | ¥		(163)	(366)	(899)
Accounts payable | ¥		3,164	2,196	(9,457)
Investor’s deposit | ¥		(48,853)	43,051	6,931
Other payables and accrued expenses | ¥		7,098	2,299	(1,622)
Advance receipts | ¥		241	180
Deferred tax assets | ¥		(7,936)	(1,821)	(229)
Income taxes payable | ¥		2,995	(3,179)	1,134
Lease liabilities | ¥		(6,584)
Net cash provided by (used in) operating activities | ¥		(88,749)	98,040	44,916
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial acceptance notes | ¥		41,199	16,841	1,100,581
Purchase of short-term investments | ¥		(40,000)	(291)	(1,094,924)
Purchase of property and equipment | ¥		(2,748)	(4,251)	(473)
Purchase of long-term investments | ¥				(5,000)
Proceeds from disposal of long-term investments | ¥			3,011
Prepaid for intangible assets | ¥		(875)	(225)	(461)
Purchase of intangible assets | ¥			(360)	(458)
Distribution of short-term loans receivable | ¥		(240,000)		(139,000)
Collection of short-term loans receivable | ¥		190,000	50,667	90,361
Acquisition of subsidiaries from principal shareholder | ¥			(2,116)	(26,399)
Acquisition of subsidiaries | ¥			(1,227)
Loans provided to related parties | ¥		(837)		(10,080)
Repayment of loans from related parties | ¥		180	490	95,900
Net cash provided by (used in) investing activities | ¥		(53,081)	62,539	10,047
Cash flows from financing activities:
Capital injection by founding shareholders | ¥			530
Proceeds from IPO | ¥			153,330
Purchase of NCIs | ¥			(10,029)
Proceed from shares issued to Fanhua Inc. | ¥			10,029
Capital injection by minority shareholders | ¥			2,450
Loan received from related parties | ¥			50,000
Repayment of loan to related parties | ¥			(51,048)
Net cash provided by financing activities | ¥			155,262
Net increase (decrease) in cash and cash equivalents, and restricted cash | ¥		(141,830)	315,841	54,963
Cash and cash equivalents, and restricted cash at beginning of year | ¥		430,268	112,000	57,037
Effect of exchange rate changes on cash and cash equivalents | ¥		456	2,427
Cash and cash equivalents, and restricted cash at end of year | ¥		288,894	430,268	112,000
Cash paid for:
Interests | ¥			1,048
Income taxes | ¥		762	12,869	7,527
New operating lease liabilities arose from obtaining right-of-use assets | ¥		4,417
Change on lease liabilities arose from modification on lease terms | ¥		1,430
Change on lease liabilities arose from early termination of operating leases | ¥		¥ (2,850)
US$
Cash flows from operating activities
Net income (loss) | $	$ (4,749)
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation | $	283
Amortization of intangible assets | $	52
Provision on uncertain tax liability | $
Investment income | $	(212)
Interest income | $	(409)
Interest expense | $
Gain on purchase of subsidiary | $
Net foreign exchange gain | $
Allowance for deferred tax assets | $	306
Amortization of right-of-use assets | $	955
Bad debt provision | $	976
Changes in operating assets and liabilities:
Accounts receivable | $	(2,680)
Other receivables | $	(23)
Accounts payable | $	448
Investor’s deposit | $	(6,915)
Other payables and accrued expenses | $	1,005
Advance receipts | $	33
Deferred tax assets | $	(1,123)
Income taxes payable | $	423
Lease liabilities | $	(932)
Net cash provided by (used in) operating activities | $	(12,562)
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial acceptance notes | $	5,831
Purchase of short-term investments | $	(5,661)
Purchase of property and equipment | $	(389)
Purchase of long-term investments | $
Proceeds from disposal of long-term investments | $
Prepaid for intangible assets | $	(124)
Purchase of intangible assets | $
Distribution of short-term loans receivable | $	(33,970)
Collection of short-term loans receivable | $	26,893
Acquisition of subsidiaries from principal shareholder | $
Acquisition of subsidiaries | $
Loans provided to related parties | $	(119)
Repayment of loans from related parties | $	26
Net cash provided by (used in) investing activities | $	(7,513)
Cash flows from financing activities:
Capital injection by founding shareholders | $
Proceeds from IPO | $
Purchase of NCIs | $
Proceed from shares issued to Fanhua Inc. | $
Capital injection by minority shareholders | $
Loan received from related parties | $
Repayment of loan to related parties | $
Net cash provided by financing activities | $
Net increase (decrease) in cash and cash equivalents, and restricted cash | $	(20,075)
Cash and cash equivalents, and restricted cash at beginning of year | $	60,900
Effect of exchange rate changes on cash and cash equivalents | $	65
Cash and cash equivalents, and restricted cash at end of year | $	40,890
Cash paid for:
Interests | $
Income taxes | $	108
New operating lease liabilities arose from obtaining right-of-use assets | $	625
Change on lease liabilities arose from modification on lease terms | $	202
Change on lease liabilities arose from early termination of operating leases | $	$ (403)